Debt Obligations (Senior Notes and Term Loans Narrative) (Details) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
		Aug. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Apr. 30, 2015 USD ($)	Feb. 18, 2015 USD ($)	Jul. 01, 2014 USD ($)	May 01, 2014 USD ($)	Feb. 28, 2014 USD ($)	Jan. 10, 2014	Oct. 05, 2012 USD ($)
Noncontrolling interest			$ 24,530				$ 21,650				$ 24,530	$ 21,650
Less: Net income (loss) attributable to noncontrolling interest											$ (96)	491	$ 119
Leverage Ratio Maximum											6.0
Net income			(138)	$ 238	$ 772	$ 221	(294)	$ 470	$ 500	$ 448	$ 1,093	1,124	315
Maximum Leverage Ratio Permitted											7
Required repayment of term loan											$ 50
Repayments of Long-term Debt											19,828	13,886	11,951
Long-term Debt			$ 36,968				30,485				$ 36,968	30,485
Debt instrument, interest rate, stated percentage			4.50%								4.50%
Proceeds from borrowings											$ 26,455	18,375	12,934
Line of Credit Facility, Current Borrowing Capacity															$ 1,500
Advances to and investments in unconsolidated affiliates			$ 3,462				3,659				3,462	3,659	4,014
Equity in earnings from unconsolidated affiliates											276	332	236
8.25% Senior Notes, due November 14, 2029 [Member]
Debt instrument, interest rate, stated percentage																			8.25%
ETE Credit Facility [Member]
Letters Of Credit Availablity			150								150
Line of Credit Facility, Current Borrowing Capacity			600								600						$ 1,200	$ 800
Line of Credit Facility, Maximum Borrowing Capacity			1,000								1,000
Sunoco Merger [Member]
Senior Notes			465								$ 465									$ 965
7.60% Senior Notes, due February 1, 2024 [Member]
Debt instrument, interest rate, stated percentage																			7.60%
LIBOR [Member] | Senior Secured Term Loan B Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate											2.50%
LIBOR [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument, Basis Spread on Variable Rate											3.25%
Base Rate Loans [Member] | Senior Secured Term Loan B Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate											1.50%
Base Rate Loans [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument, Basis Spread on Variable Rate											2.25%
Regency [Member]
Senior Notes														$ 5,100
Long-term Debt	[1]		0				6,583				$ 0	6,583
Regency [Member] | 4.5% Senior Notes due November 1, 2023 [Member]
Senior Notes		$ 600
Debt instrument, interest rate, stated percentage		4.50%
Regency [Member] | 8.375% Senior Notes due June 1, 2019 [Member]
Early Repayment of Senior Debt					$ 499
Debt instrument, interest rate, stated percentage					8.375%
Regency [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Redemption Premium		$ 24
Regency [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Redemption Premium		$ 40
Regency [Member] | 8.375% Senior Notes due June 1, 2019 [Member]
Senior Notes																$ 499
Debt instrument, interest rate, stated percentage																8.38%
SUG [Member] | Junior Subordinated Debt [Member]
Debt Instrument, Description of Variable Rate Basis											three-month LIBOR rate plus 3.0175%
SUG [Member] | Variable Rate Portion of Debt [Member] | Junior Subordinated Debt [Member]
Senior Notes			54								$ 54
Parent Company [Member]
Repayments of Long-term Debt											1,985	1,142	3,235
Long-term Debt			6,332				4,646				6,332	4,646
Proceeds from borrowings											3,672	3,020	2,080
Advances to and investments in unconsolidated affiliates			5,764				5,390				5,764	5,390
Equity in earnings from unconsolidated affiliates											1,601	955	617
Parent Company [Member] | Amended and Restated Commitment Letter [Member]
Line of Credit Facility, Current Borrowing Capacity			6,050								$ 6,050
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum											5.50%
Parent Company [Member] | Senior Secured Term Loan B Agreement [Member]
Secured Debt			1,400								$ 1,400
Parent Company [Member] | 5.5% Senior Notes due June 1, 2027 [Member]
Senior Notes			$ 1,000				0				$ 1,000	0
Debt instrument, interest rate, stated percentage			5.50%								5.50%
Debt Instrument, Maturity Date											Jun. 01, 2027
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Senior Notes			$ 1,150				1,150				$ 1,150	1,150
Debt instrument, interest rate, stated percentage			5.88%								5.88%
Debt Instrument, Maturity Date											Jan. 15, 2024
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Secured Debt			$ 2,190			2,250	1,400				$ 2,190	1,400
Debt Instrument, Maturity Date											Dec. 02, 2019
Parent Company [Member] | Increase in term loan [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Secured Debt						850
Panhandle [Member]
Long-term Debt			1,160				1,184				$ 1,160	1,184
ETP [Member]
Leverage Ratio Maximum											5
Maximum Leverage Ratio Permitted											5.5
Long-term Debt			$ 20,633				11,404				$ 20,633	11,404
Proceeds from borrowings					$ 2,980	2,480
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares			2.6								2.6
ETP [Member] | 5.15% Senior Notes due March 2045 [Member]
Senior Notes						$ 1,000
Debt instrument, interest rate, stated percentage						5.15%
ETP [Member] | 2.50% Senior Notes due June 2018 [Member]
Senior Notes					$ 650
Debt instrument, interest rate, stated percentage					2.50%
ETP [Member] | 4.15% Senior Notes due October 1, 2020 [Member]
Senior Notes					$ 350
Debt instrument, interest rate, stated percentage					4.15%
ETP [Member] | 4.75% Senior Notes due January 2026 [Member]
Senior Notes					$ 1,000
Debt instrument, interest rate, stated percentage					4.75%
ETP [Member] | 6.125% Senior Notes due December 2045 [Member]
Senior Notes					$ 1,000
Debt instrument, interest rate, stated percentage					6.125%
ETP [Member] | 4.05% Senior Notes due March 2025 [Member]
Senior Notes						$ 1,000
Debt instrument, interest rate, stated percentage						4.05%
ETP [Member] | 4.90% Senior Notes due March 2035 [Member]
Senior Notes						$ 500
Debt instrument, interest rate, stated percentage						4.90%
ETP [Member] | 3.26% Junior Subordinated Notes due November 1, 2066 [Member]
Debt Instrument, Interest Rate, Effective Percentage			3.645%								3.645%
Debt instrument, interest rate, stated percentage			7.20%								7.20%
Debt Instrument, Maturity Date											Nov. 01, 2066
ETP [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Senior Notes			$ 900				0				$ 900	0
Debt instrument, interest rate, stated percentage			5.88%								5.88%
Debt Instrument, Maturity Date											Mar. 01, 2022
ETP [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Senior Notes			$ 700				0				$ 700	0
Debt instrument, interest rate, stated percentage			5.00%								5.00%
Debt Instrument, Maturity Date											Oct. 01, 2022
Sunoco Logistics [Member]
Long-term Debt			$ 5,590				4,234				$ 5,590	4,234
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Senior Notes			$ 800				800				$ 800	800
Debt instrument, interest rate, stated percentage			5.35%								5.35%
Debt Instrument, Maturity Date											May 15, 2045
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Senior Notes			$ 500				500				$ 500	500
Debt instrument, interest rate, stated percentage			4.25%								4.25%
Debt Instrument, Maturity Date											Apr. 01, 2024
Sunoco Logistics [Member] | 4.40% Senior Notes due April 2021 [Member]
Senior Notes			$ 600				0				$ 600	0
Debt instrument, interest rate, stated percentage			4.40%								4.40%
Debt Instrument, Maturity Date											Apr. 01, 2021
Sunoco LP [Member]
Leverage Ratio Maximum											5.50
Maximum Leverage Ratio Permitted											6.00
Long-term Debt			$ 1,832				683				$ 1,832	683
Sunoco LP [Member] | 5.5% Senior Notes due August 2020 [Member]
Senior Notes			$ 600				0				$ 600	0
Debt instrument, interest rate, stated percentage			5.50%								5.50%
Debt Instrument, Maturity Date											Aug. 01, 2020
Sunoco LP [Member] | 6.375% Senior Notes due April 2023 [Member]
Senior Notes			$ 800				0				$ 800	0
Debt instrument, interest rate, stated percentage			6.375%								6.375%
Debt Instrument, Maturity Date											Apr. 01, 2023
Letter of Credit [Member] | Maximum [Member] | ETE Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate											2.50%
Base Rate Loans [Member] | Maximum [Member] | ETE Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate											1.50%
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Original issuance amount [Member]
Line of Credit Facility, Current Borrowing Capacity			$ 1,000								$ 1,000
ETE Senior Secured Term Loan due December 2, 2019 [Member] | After increase in capacity [Member]
Line of Credit Facility, Current Borrowing Capacity			1,400								1,400
ETE Senior Secured Term Loan due December 2, 2019 [Member] | Increase in term loan [Member]
Line of Credit Facility, Current Borrowing Capacity			400								400
ETP [Member] | ETP GP [Member]
Noncontrolling interest			$ 20,530				11,940				20,530	11,940
Less: Net income (loss) attributable to noncontrolling interest											$ 334	823	$ (50)
ETP [Member] | ETE Common Holdings [Member]
Advances to and investments in unconsolidated affiliates							$ 1,720					1,720
Equity in earnings from unconsolidated affiliates												$ 292
ETE Common Holdings [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares							30.9					30.9
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest												7.50%
ETE Common Holdings [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares							5.2					5.2
Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares			81.0								81.0
Class H Units [Member] | ETE Common Holdings [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares							50.2					50.2

[1]	(3) The Regency senior notes were redeemed and/or assumed by ETP. On April 30, 2015, in connection with the Regency Merger, the Regency Revolving Credit Facility was paid off in full and terminated.